Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 ILS	Dec. 31, 2013 Long Forward Contracts USD ($)	Dec. 31, 2012 Long Forward Contracts USD ($)	Dec. 31, 2013 Long Euro Forward Contracts USD ($)	Dec. 31, 2012 Long Euro Forward Contracts USD ($)	Dec. 31, 2013 Long GBP Forward Contracts USD ($)	Dec. 31, 2012 Long GBP Forward Contracts USD ($)	Dec. 31, 2013 Long NIS Forward Contracts USD ($)	Dec. 31, 2012 Long NIS Forward Contracts USD ($)	Dec. 31, 2013 Long Other Currency Forward Contracts USD ($)	Dec. 31, 2012 Long Other Currency Forward Contracts USD ($)	Dec. 31, 2013 Short Forward Contracts USD ($)	Dec. 31, 2012 Short Forward Contracts USD ($)	Dec. 31, 2013 Short Euro Forward Contracts USD ($)	Dec. 31, 2012 Short Euro Forward Contracts USD ($)	Dec. 31, 2013 Short GBP Forward Contracts USD ($)	Dec. 31, 2012 Short GBP Forward Contracts USD ($)	Dec. 31, 2013 Short NIS Forward Contracts USD ($)	Dec. 31, 2012 Short NIS Forward Contracts USD ($)	Dec. 31, 2013 Short Other Currency Forward Contracts USD ($)	Dec. 31, 2012 Short Other Currency Forward Contracts USD ($)
Derivative [Line Items]
Derivative, Notional Amount	$ 287,000	1,100,000	1,100,000	$ 134,995	$ 496,288	$ 60,076	$ 60,665	$ 22,432	$ 45,262	$ 20,400	$ 386,017	$ 32,087	$ 4,344	$ 166,678	$ 174,835	$ 142,451	$ 131,696	$ 19,545	$ 28,268	$ 0	$ 0	$ 4,682	$ 14,871